Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted-average rate during the year	1.18%	0.89%
Other borrowings	$ 29,065	$ 9,437
Fixed Rate Amortizing [Member]
Maturity range, minimum	Feb. 01, 2018
Maturity range, maximum	Oct. 01, 2028
Weighted-average rate during the year	1.24%
Other borrowings	$ 20,817	1,189
Fixed Rate Amortizing [Member] | Minimum [Member]
Stated interest rate	1.01%
Fixed Rate Amortizing [Member] | Maximum [Member]
Stated interest rate	4.47%
Junior Subordinated Debt [Member]
Maturity range, minimum	Dec. 21, 2037
Maturity range, maximum	Dec. 21, 2037
Weighted-average rate during the year	2.85%
Other borrowings	$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate	2.56%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate	3.05%